INVESTMENT IN UNCONSOLIDATED ENTITY	6 Months Ended
Dec. 31, 2020
INVESTMENT IN UNCONSOLIDATED ENTITY
INVESTMENT IN UNCONSOLIDATED ENTITY

NOTE 9. INVESTMENT IN UNCONSOLIDATED ENTITY

Investment in unconsolidated entity consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Future Gas Station (Beijing) Technology, Ltd	¥31,541,850	¥31,290,554	$4,789,875

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with Future Gas Station (Beijing) Technology, Ltd ("FGS”) and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon has issued 487,057 Restricted Shares in total to the other shareholders of FGS in August 2018.

On September 24, 2019, the Company signed an extension agreement with FGS and the other shareholders of FGS to postpone the Agreement to provide extra period for FGS to further fulfill the goals mentioned on the supplemental agreement. During the original contract period, FGS adjusted its operation model with an advanced improvement of its mobile applications and business model. Objected user and average Gross Merchandise Volume (“GMV”) of FGS’ mobile applications have been exceeded. FGS will need an extension to deploy its business in more provinces to complete a goal of 200 more gas stations.

On March 17, 2020, the Company signed a new supplemental agreement with FGS and the other shareholders of FGS to extend another 12 months to February 2021 for FGS and its shareholders to fulfill the goals mentioned on the supplemental agreement.

As of December 31, 2020, the Company has the investment amount of ¥35,328,290 ($5,407,961) in FGS, of which RMB 8.0 million was paid in cash, and owns 43% of the equity interests of FGS. The investments are accounted for using the equity method because the Company has significant influence, but no control of FGS. The Company recorded an income of ¥141,288 and a loss of ¥251,296 (38,468) for the six months ended December 31, 2019 and 2020 from the investment, respectively, which was included in “Gain (loss) from investment in unconsolidated entity” in the unaudited condensed consolidated statements of operations and comprehensive loss. As of the date of this report, the Company is still obliged to pay RMB 6.4 million ($979,695) to FGS.

As disclosed by the Company on February 8, 2021, and pursuant to FGS' shareholder meeting resolution dated January 13, 2021, two of the Company's subsidiaries entered into the fourth supplemental agreement to the investment agreement with FGS and FGS' founding shareholders to acquire 8% equity ownership of FGS, as an exchange for waiver of the requirement on FGS' performances goal about the number of gas stations and cancellation of the related lock-up terms on the 487,060 restricted shares of the Company (reflecting the effect of one-for-five reverse stock split) issued per the agreement signed on August 21, 2018. Based on the stock price $1.61 on January 13, 2021, the fair market value of the waived performance goal equals to $261,388. As a result, the Company owns 51% interest of FGS and immediately began to consolidate the financial results of FGS since January 2021, which will be reflected in the Company's financial results for the year ended June 30, 2021. On the consolidation date, the net book value of FGS was RMB 467,199  ($71,518) and the total consideration in exchange of 51% of FGS' interests was approximately RMB 30.4 million ($4.7 million), which consists cash of RMB 14.4 million and 487,060 of the Company's Restricted Shares. The valuation of the fair value of the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed of FGS is still in the process.